Document and Entity Information	6 Months Ended
Jun. 30, 2025
Entity Registrant Name	ICTS INTERNATIONAL N.V.
Entity Central Index Key	0001010134
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity File Number	0-28542